UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Charter Income Trust

8/31/09
Quarterly portfolio holdings

INVESTMENT MANAGEMENT

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09

Issuer	Shares/Par		Value ($)
Bonds – 99.9%
Aerospace – 0.4%
Bombardier, Inc., 6.3%, 2014 (n)		$1,200,000	$1,110,000
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		804,000	526,620
TransDigm Group, Inc., 7.75%, 2014		390,000	387,075

			$2,023,695

Airlines – 0.4%
American Airlines Pass-Through Trust, 6.817%, 2011		$240,000	$206,400
American Airlines, Inc., 10.375%, 2019		290,000	304,500
AMR Corp., 7.858%, 2013		1,110,000	1,060,050
Continental Airlines, Inc., 7.339%, 2014		431,000	334,025
Delta Air Lines, Inc., 7.111%, 2013		250,000	241,250

			$2,146,225

Apparel Manufacturers – 0.1%
Levi Strauss & Co., 9.75%, 2015		$310,000	$316,975

Asset Backed & Securitized – 6.9%
Asset Securitization Corp., FRN, 8.63%, 2029		$729,589	$805,683
Banc of America Commercial Mortgage, Inc., FRN, 6.354%, 2051		6,000,000	5,072,369
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		404,000	333,863
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.085%, 2040 (z)		1,160,000	483,836
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,605,000	1,013,376
Commercial Mortgage Pass-Through Certificates, FRN, 5.985%, 2046		230,000	168,221
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2035		2,000,000	1,444,879
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		1,080,744	736,003
Crest Ltd., CDO, 7%, 2040		2,000,000	150,000
CWCapital LLC, 5.223%, 2048		5,839,000	4,685,629
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)		2,000,000	1,955,511
First Union-Lehman Brothers Bank of America, FRN, 0.569%, 2035 (i)		20,952,762	338,483
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		552,421	571,573
Greenwich Capital Commercial Funding Corp., FRN, 6.116%, 2038		4,839,456	4,225,979
GS Mortgage Securities Corp., 5.56%, 2039		1,000,000	878,157
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043		6,000,000	5,393,184
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.006%, 2049		1,000,000	912,686
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051		185,000	39,692
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050		185,000	39,120
Mortgage Capital Funding, Inc., FRN, 2.47%, 2031 (i)(t)		324,151	583
New Century Home Equity Loan Trust, FRN, 4.532%, 2035		1,052,513	1,036,491
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)		2,510,000	2,429,050
Spirit Master Funding LLC, 5.05%, 2023 (z)		1,614,601	986,112
Structured Asset Securities Corp., FRN, 4.67%, 2035		796,909	673,211
Wachovia Bank Commercial Mortgage Trust, FRN, 5.883%, 2047		1,503,155	247,774

			$34,621,465

Automotive – 1.8%
Accuride Corp., 8.5%, 2015 (d)		$780,000	$156,000
Allison Transmission, Inc., 11%, 2015 (n)		2,275,000	2,047,500
FCE Bank PLC, 7.125%, 2012	EUR	2,400,000	3,099,064
Ford Motor Credit Co. LLC, 9.75%, 2010		$955,000	964,239
Ford Motor Credit Co. LLC, 12%, 2015		1,543,000	1,606,345
Ford Motor Credit Co. LLC, 8%, 2016		250,000	219,036
Goodyear Tire & Rubber Co., 9%, 2015		880,000	893,200
Goodyear Tire & Rubber Co., 10.5%, 2016		200,000	213,500

			$9,198,884

Broadcasting – 1.8%
Allbritton Communications Co., 7.75%, 2012		$2,085,000	$1,782,675
Clear Channel Communications, Inc., 10.75%, 2016		280,000	121,800
Intelsat Jackson Holdings Ltd., 9.5%, 2016		2,185,000	2,245,087

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Lamar Media Corp., 7.25%, 2013	$675,000	$649,688
Lamar Media Corp., 6.625%, 2015	740,000	662,300
Lamar Media Corp., “C”, 6.625%, 2015	245,000	214,375
LIN TV Corp., 6.5%, 2013	1,415,000	1,146,150
Local TV Finance LLC, 9.25%, 2015 (p)(z)	945,000	234,675
Newport Television LLC, 13%, 2017 (n)(p)	105,000	19,512
News America, Inc., 6.2%, 2034	325,000	315,402
News America, Inc., 6.9%, 2039 (z)	205,000	215,747
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	508,179	192,783
Nexstar Broadcasting Group, Inc., 7%, 2014	168,000	66,360
Univision Communications, Inc., 12%, 2014 (n)	290,000	304,500
Univision Communications, Inc., 9.75%, 2015 (n)(p)	1,440,000	851,040

		$9,022,094

Brokerage & Asset Managers – 0.5%
Janus Capital Group, Inc., 6.95%, 2017	$1,700,000	$1,575,536
Nuveen Investments, Inc., 10.5%, 2015 (n)	1,020,000	765,000

		$2,340,536

Building – 1.3%
Associated Materials, Inc., 9.75%, 2012	$1,075,000	$962,125
Building Materials Corp. of America, 7.75%, 2014	760,000	714,400
CRH PLC, 8.125%, 2018	898,000	965,627
Nortek, Inc., 10%, 2013	1,350,000	1,255,500
Nortek, Inc., 8.5%, 2014	395,000	185,650
Owens Corning, 9%, 2019	1,050,000	1,089,063
Ply Gem Industries, Inc., 11.75%, 2013	1,435,000	1,198,225
USG Corp., 9.75%, 2014 (n)	155,000	159,262

		$6,529,852

Business Services – 1.2%
First Data Corp., 9.875%, 2015	$2,615,000	$2,235,825
Iron Mountain, Inc., 6.625%, 2016	775,000	732,375
Iron Mountain, Inc., 8.375%, 2021	460,000	457,125
SunGard Data Systems, Inc., 9.125%, 2013	205,000	202,950
SunGard Data Systems, Inc., 10.25%, 2015	1,760,000	1,742,400
Terremark Worldwide, Inc., 12%, 2017 (n)	625,000	657,031

		$6,027,706

Cable TV – 2.8%
CCO Holdings LLC, 8.75%, 2013	$1,500,000	$1,515,000
Charter Communications, Inc., 10.375%, 2014 (n)	590,000	597,375
Charter Communications, Inc., 10.875%, 2014 (n)	395,000	428,575
CSC Holdings, Inc., 8.5%, 2014 (n)	770,000	781,550
CSC Holdings, Inc., 8.5%, 2015 (n)	1,980,000	1,999,800
DirectTV Holdings LLC, 7.625%, 2016	3,390,000	3,567,975
Mediacom LLC, 9.5%, 2013	850,000	850,000
Mediacom LLC, 9.125%, 2019 (z)	190,000	188,100
TCI Communications, Inc., 9.8%, 2012	701,000	793,769
Videotron LTEE, 6.875%, 2014	925,000	884,531
Virgin Media Finance PLC, 9.125%, 2016	2,185,000	2,212,313
Virgin Media Finance PLC, 9.5%, 2016	395,000	405,862

		$14,224,850

Chemicals – 0.9%
Innophos Holdings, Inc., 8.875%, 2014	$850,000	$824,500
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	526,000	504,960
Momentive Performance Materials, Inc., 11.5%, 2016	533,000	250,510
Mosaic Co., 7.625%, 2016 (n)	1,525,000	1,570,750

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Nalco Co., 7.75%, 2011	$97,000	$97,000
Yara International A.S.A., 5.25%, 2014 (n)	1,200,000	1,203,191

		$4,450,911

Computer Software – 0.4%
Seagate Technology HDD Holdings, 6.375%, 2011	$1,950,000	$1,920,750

Computer Software – Systems – 0.3%
International Business Machines Corp., 8%, 2038	$1,000,000	$1,398,265

Conglomerates – 0.3%
Actuant Corp., 6.875%, 2017	$1,005,000	$929,625
Kennametal, Inc., 7.2%, 2012	684,000	720,432

		$1,650,057

Construction – 0.1%
Lennar Corp., 12.25%, 2017 (n)	$345,000	$398,475

Consumer Products – 0.5%
ACCO Brands Corp., 7.625%, 2015	$255,000	$189,975
Fortune Brands, Inc., 5.125%, 2011	671,000	683,030
Jarden Corp., 7.5%, 2017	1,405,000	1,352,313
Visant Holding Corp., 8.75%, 2013	165,000	166,650

		$2,391,968

Consumer Services – 1.3%
Corrections Corp. of America, 6.25%, 2013	$310,000	$303,025
GEO Group, Inc., 8.25%, 2013	125,000	124,375
KAR Holdings, Inc., 10%, 2015	1,315,000	1,209,800
KAR Holdings, Inc., FRN, 4.483%, 2014	380,000	313,500
Service Corp. International, 7.375%, 2014	500,000	490,000
Service Corp. International, 7%, 2017	3,030,000	2,833,050
Ticketmaster Entertainment, Inc., 10.75%, 2016	1,510,000	1,449,600

		$6,723,350

Containers – 0.7%
Crown Americas LLC, 7.625%, 2013	$500,000	$497,500
Crown Americas LLC, 7.75%, 2015	565,000	559,350
Graham Packaging Holdings Co., 9.875%, 2014	800,000	796,000
Greif, Inc., 6.75%, 2017	855,000	797,288
Owens-Brockway Glass Container, Inc., 8.25%, 2013	940,000	949,400

		$3,599,538

Defense Electronics – 0.7%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$474,000	$481,988
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	450,000	466,378
L-3 Communications Corp., 5.875%, 2015	1,180,000	1,103,300
L-3 Communications Corp., 6.375%, 2015	1,500,000	1,413,750

		$3,465,416

Electronics – 0.4%
Avago Technologies Ltd., 11.875%, 2015	$500,000	$536,250
Flextronics International Ltd., 6.25%, 2014	635,000	584,200
Freescale Semiconductor, Inc., 8.875%, 2014	635,000	428,625
Jabil Circuit, Inc., 7.75%, 2016	265,000	260,694
Spansion, Inc., 11.25%, 2016 (d)(n)	230,000	157,550

		$1,967,319

Emerging Market Quasi-Sovereign – 5.8%
Ecopetrol S.A., 7.625%, 2019 (z)	$594,000	$633,382
Empresa Nacional del Petroleo, 6.25%, 2019 (n)	541,000	562,682
Export-Import Bank of Korea, 5.875%, 2015	676,000	702,837

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Gaz Capital S.A., 8.125%, 2014 (n)	$2,091,000	$2,156,344
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	251,000	244,725
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	2,563,000	2,771,244
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	733,000	706,429
Korea National Oil Corp., 5.375%, 2014 (n)	1,117,000	1,137,896
Majapahit Holding B.V., 7.25%, 2017 (n)	1,478,000	1,441,050
Majapahit Holding B.V., 8%, 2019 (z)	492,000	497,510
Mubadala Development Co., 7.625%, 2019 (n)	2,338,000	2,516,272
National Power Corp., 7.25%, 2019 (n)	752,000	774,560
National Power Corp., FRN, 4.911%, 2011	390,000	395,345
Pemex Project Funding Master Trust, 5.75%, 2018	2,006,000	1,945,820
Petrobras International Finance Co., 7.875%, 2019	1,361,000	1,534,527
Petroleos de Venezuela S.A., 5.25%, 2017	950,000	522,500
Petroleos Mexicanos, 8%, 2019 (n)	1,101,000	1,238,625
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (z)	266,000	288,942
Qtel International Finance Ltd., 7.875%, 2019 (n)	3,458,000	3,823,486
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	2,490,000	2,711,070
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.5%, 2014 (n)	544,000	562,930
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,442,000	1,507,161
TDIC Finance Ltd., 6.5%, 2014 (n)	236,000	247,909
TransCapitalInvest Ltd., 5.67%, 2014	115,000	110,688

		$29,033,934

Emerging Market Sovereign – 3.9%
Emirate of Abu Dhabi, 6.75%, 2019 (n)	$218,000	$240,129
Federative Republic of Brazil, 6%, 2017	1,670,000	1,745,150
Federative Republic of Brazil, 7.125%, 2037	127,000	140,335
Republic of Argentina, 8.28%, 2033	1,898,560	1,101,165
Republic of Argentina, FRN, 0.943%, 2012	1,460,363	1,026,926
Republic of Argentina, FRN, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	1,848,000	503,580
Republic of Colombia, 7.375%, 2017	1,393,000	1,530,907
Republic of Colombia, 7.375%, 2019	465,000	507,780
Republic of Colombia, 8.125%, 2024	664,000	747,000
Republic of Indonesia, 6.875%, 2017 (n)	171,000	176,558
Republic of Indonesia, 6.875%, 2018	204,000	210,120
Republic of Indonesia, 6.875%, 2018 (n)	531,000	546,930
Republic of Indonesia, 11.625%, 2019	718,000	969,300
Republic of Indonesia, 11.625%, 2019 (n)	1,703,000	2,299,050
Republic of Indonesia, 7.75%, 2038 (n)	593,000	610,790
Republic of Panama, 9.375%, 2029	1,747,000	2,236,160
Republic of Peru, 7.125%, 2019	298,000	327,800
Republic of Peru, 7.35%, 2025	355,000	386,950
Republic of Philippines, 6.5%, 2020	172,000	175,655
Republic of Poland, 6.375%, 2019	490,000	525,707
Republic of South Africa, 6.875%, 2019	268,000	287,765
Republic of Turkey, 7.5%, 2017	167,000	181,195
Republic of Turkey, 7.5%, 2019	289,000	312,120
Russian Federation, FRN, 7.5%, 2030	908,160	930,864
State of Qatar, 6.55%, 2019 (n)	864,000	922,320
Ukraine Government International, 6.58%, 2016	1,389,000	1,138,980

		$19,781,236

Energy - Independent – 3.7%
Anadarko Petroleum Corp., 6.45%, 2036	$160,000	$158,380
Chaparral Energy, Inc., 8.875%, 2017	970,000	649,900
Chesapeake Energy Corp., 9.5%, 2015	295,000	300,900
Chesapeake Energy Corp., 6.375%, 2015	2,200,000	2,004,750

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Chesapeake Energy Corp., 6.875%, 2016	$435,000	$399,113
Forest Oil Corp., 8.5%, 2014 (n)	70,000	70,350
Forest Oil Corp., 7.25%, 2019	1,985,000	1,865,900
Hilcorp Energy I LP, 9%, 2016 (n)	1,290,000	1,231,950
Mariner Energy, Inc., 8%, 2017	1,310,000	1,159,350
McMoRan Exploration Co., 11.875%, 2014	1,435,000	1,388,363
Newfield Exploration Co., 6.625%, 2014	650,000	627,250
Newfield Exploration Co., 6.625%, 2016	225,000	214,875
OPTI Canada, Inc., 8.25%, 2014	900,000	585,000
Penn Virginia Corp., 10.375%, 2016	1,130,000	1,189,325
Petrohawk Energy Corp., 10.5%, 2014 (n)	560,000	599,200
Plains Exploration & Production Co., 7%, 2017	2,020,000	1,858,400
Quicksilver Resources, Inc., 8.25%, 2015	1,055,000	991,700
Quicksilver Resources, Inc., 7.125%, 2016	995,000	825,850
Range Resources Corp., 8%, 2019	800,000	816,000
SandRidge Energy, Inc., 9.875%, 2016 (n)	250,000	250,000
SandRidge Energy, Inc., 8%, 2018 (n)	1,300,000	1,176,500
Talisman Energy, Inc., 7.75%, 2019	280,000	325,826

		$18,688,882

Energy - Integrated – 0.5%
CCL Finance Ltd., 9.5%, 2014 (z)	$1,727,000	$1,778,810
Hess Corp., 8.125%, 2019	100,000	118,329
Husky Energy, Inc., 5.9%, 2014	306,000	329,269
Husky Energy, Inc., 7.25%, 2019	324,000	366,383

		$2,592,791

Entertainment – 0.5%
AMC Entertainment, Inc., 11%, 2016	$1,200,000	$1,242,000
AMC Entertainment, Inc., 8.75%, 2019	660,000	655,050
Cinemark USA, Inc., 8.625%, 2019 (n)	525,000	530,250

		$2,427,300

Financial Institutions – 1.2%
GMAC LLC, 6.875%, 2011 (n)	$2,824,000	$2,605,140
GMAC LLC, 7%, 2012 (n)	455,000	408,362
GMAC LLC, 6.75%, 2014 (n)	1,205,000	988,100
GMAC LLC, 8%, 2031 (n)	799,000	617,227
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	2,500,000	1,050,000
International Lease Finance Corp., 5.625%, 2013	275,000	211,432

		$5,880,261

Food & Beverages – 1.3%
Anheuser-Busch Companies, Inc., 6.875%, 2019 (z)	$1,300,000	$1,454,155
ARAMARK Corp., 8.5%, 2015	1,154,000	1,119,380
B&G Foods, Inc., 8%, 2011	170,000	170,000
Conagra Foods, Inc., 7%, 2019	430,000	502,155
Dean Foods Co., 7%, 2016	1,300,000	1,215,500
Del Monte Corp., 6.75%, 2015	1,170,000	1,134,900
General Mills, Inc., 5.65%, 2012	156,000	169,767
Tyson Foods, Inc., 7.85%, 2016	912,000	900,600

		$6,666,457

Food & Drug Stores – 0.2%
CVS Caremark Corp., 6.6%, 2019	$740,000	$837,901

Forest & Paper Products – 1.5%
Buckeye Technologies, Inc., 8.5%, 2013	$425,000	$435,625
Cellu Tissue Holdings, Inc., 11.5%, 2014 (z)	770,000	804,650
Celulosa Arauco y Constitucion S.A., 7.25%, 2019 (n)	158,000	169,997

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Forest & Paper Products – continued
Georgia-Pacific Corp., 7.125%, 2017 (n)		$2,085,000	$2,001,600
Georgia-Pacific Corp., 8%, 2024		140,000	130,200
Graphic Packaging International Corp., 9.5%, 2013		1,445,000	1,448,613
Jefferson Smurfit Corp., 8.25%, 2012 (d)		1,425,000	894,188
Smurfit-Stone Container Corp., 8%, 2017 (d)		221,000	137,020
Stora Enso Oyj, 6.404%, 2016 (n)		1,560,000	1,293,926

			$7,315,819

Gaming & Lodging – 3.2%
American Casino & Entertainment, 11%, 2014 (z)		$400,000	$333,000
Ameristar Casinos, Inc., 9.25%, 2014 (n)		735,000	751,537
Boyd Gaming Corp., 6.75%, 2014		1,255,000	1,093,419
Firekeepers Development Authority, 13.875%, 2015 (n)		270,000	274,050
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		460,000	16,100
Harrah’s Operating Co., Inc., 11.25%, 2017 (n)		445,000	452,787
Harrah’s Operating Co., Inc., 10%, 2018 (n)		2,924,000	2,046,800
Harrah’s Operating Co., Inc., 10%, 2018 (n)		735,000	514,500
Host Hotels & Resorts, Inc., 7.125%, 2013		470,000	454,725
Host Hotels & Resorts, Inc., 6.75%, 2016		880,000	818,400
Host Hotels & Resorts, Inc., 9%, 2017 (n)		1,255,000	1,280,100
MGM Mirage, 6.75%, 2013		900,000	684,000
MGM Mirage, 5.875%, 2014		480,000	345,600
MGM Mirage, 10.375%, 2014 (n)		145,000	152,612
MGM Mirage, 7.5%, 2016		640,000	457,600
MGM Mirage, 11.125%, 2017 (n)		365,000	395,112
Penn National Gaming, Inc., 8.75%, 2019 (z)		140,000	138,950
Pinnacle Entertainment, Inc., 7.5%, 2015		2,440,000	2,122,800
Royal Caribbean Cruises Ltd., 7%, 2013		545,000	483,688
Royal Caribbean Cruises Ltd., 11.875%, 2015		1,050,000	1,097,250
Scientific Games Corp., 6.25%, 2012		380,000	364,800
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		325,000	326,625
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		235,000	212,675
Station Casinos, Inc., 6%, 2012 (d)		1,730,000	547,113
Station Casinos, Inc., 6.5%, 2014 (d)		25,000	875
Station Casinos, Inc., 6.875%, 2016 (d)		980,000	34,300
Wyndham Worldwide Corp., 6%, 2016		705,000	614,154

			$16,013,572

Industrial – 0.2%
Baldor Electric Co., 8.625%, 2017		$530,000	$527,350
JohnsonDiversey, Inc., 9.625%, 2012	EUR	125,000	170,240
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$310,000	314,650

			$1,012,240

Insurance – 0.2%
Metropolitan Life Global Funding, 5.125%, 2014 (n)		$860,000	$896,193

Insurance - Property & Casualty – 0.7%
ACE INA Holdings, Inc., 5.9%, 2019		$420,000	$452,385
Allstate Corp., 7.45%, 2019		850,000	982,044
AXIS Capital Holdings Ltd., 5.75%, 2014		1,013,000	1,024,764
USI Holdings Corp., FRN, 4.315%, 2014 (n)		1,005,000	776,363
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)		627,000	489,060

			$3,724,616

International Market Quasi-Sovereign – 0.8%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	392,000	$380,556
ING Bank N.V., 3.9%, 2014 (n)		$1,390,000	1,427,276
KFW International Finance, Inc., 4.875%, 2019		1,000,000	1,079,411

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		$1,000,000	$1,018,833

			$3,906,076

International Market Sovereign – 13.8%
Federal Republic of Germany, 5.25%, 2010	EUR	3,901,000	$5,804,929
Federal Republic of Germany, 3.75%, 2015	EUR	130,000	197,190
Federal Republic of Germany, 6.25%, 2030	EUR	926,000	1,723,231
Government of Canada, 4.5%, 2015	CAD	1,035,000	1,035,057
Government of Canada, 5.75%, 2033	CAD	238,000	274,976
Government of Japan, 1.5%, 2012	JPY	600,000,000	6,658,665
Government of Japan, 1.3%, 2014	JPY	246,600,000	2,732,810
Government of Japan, 1.7%, 2017	JPY	569,600,000	6,436,553
Government of Japan, 2.2%, 2027	JPY	548,000,000	6,055,456
Kingdom of Belgium, 5.5%, 2017	EUR	1,254,000	2,052,113
Kingdom of Netherlands, 3.75%, 2014	EUR	1,175,000	1,770,185
Kingdom of Spain, 5.35%, 2011	EUR	2,742,000	4,240,254
Kingdom of Spain, 4.6%, 2019	EUR	815,000	1,249,722
Kingdom of Sweden, 4.5%, 2015	SEK	2,635,000	400,796
Republic of Austria, 4.65%, 2018	EUR	737,000	1,136,872
Republic of France, 4.75%, 2012	EUR	769,000	1,193,422
Republic of France, 4.75%, 2035	EUR	2,110,000	3,323,936
Republic of Greece, 3.6%, 2016	EUR	2,398,000	3,404,872
Republic of Ireland, 4.6%, 2016	EUR	1,433,000	2,122,758
Republic of Italy, 4.75%, 2013	EUR	4,881,000	7,503,450
Republic of Italy, 5.25%, 2017	EUR	2,865,000	4,590,358
Republic of Portugal, 4.45%, 2018	EUR	465,000	701,015
United Kingdom Treasury, 8%, 2015	GBP	825,000	1,736,173
United Kingdom Treasury, 8%, 2021	GBP	588,000	1,355,924
United Kingdom Treasury, 4.25%, 2036	GBP	808,000	1,341,955

			$69,042,672

Machinery & Tools – 0.2%
Case New Holland, Inc., 7.125%, 2014		$995,000	$950,225
Rental Service Corp., 9.5%, 2014		195,000	174,525

			$1,124,750

Major Banks – 2.0%
Bank of America Corp., 7.375%, 2014		$1,000,000	$1,096,397
Bank of America Corp., 7.625%, 2019		370,000	407,372
Bank of America Corp., 8% to 2018, FRN to 2049		600,000	525,342
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		1,667,000	1,172,750
Credit Suisse New York, 5.5%, 2014		1,000,000	1,074,752
Goldman Sachs Group, Inc., 6%, 2014		2,000,000	2,156,406
JPMorgan Chase & Co., 6.3%, 2019		1,000,000	1,096,278
Morgan Stanley, 5.75%, 2016		397,000	399,953
Morgan Stanley, 6.625%, 2018		391,000	417,799
Morgan Stanley, 7.3%, 2019		830,000	924,314
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049		289,000	265,431
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)		498,000	477,786

			$10,014,580

Medical & Health Technology & Services – 4.2%
Biomet, Inc., 10%, 2017		$615,000	$645,750
Biomet, Inc., 11.625%, 2017		2,260,000	2,389,950
Community Health Systems, Inc., 8.875%, 2015		2,010,000	2,017,538
Cooper Cos., Inc., 7.125%, 2015		570,000	536,513
DaVita, Inc., 6.625%, 2013		794,000	770,180
DaVita, Inc., 7.25%, 2015		1,595,000	1,539,175

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Fisher Scientific International, Inc., 6.125%, 2015	$1,254,000	$1,291,620
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	665,000	721,525
HCA, Inc., 8.75%, 2010	480,000	483,600
HCA, Inc., 9.25%, 2016	4,630,000	4,687,875
HCA, Inc., 8.5%, 2019 (n)	605,000	612,562
Hospira, Inc., 6.05%, 2017	655,000	681,180
McKesson Corp., 7.5%, 2019	110,000	128,966
Owens & Minor, Inc., 6.35%, 2016	970,000	909,397
Psychiatric Solutions, Inc., 7.75%, 2015 (n)	260,000	237,900
Psychiatric Solutions, Inc., 7.75%, 2015	850,000	799,000
U.S. Oncology, Inc., 10.75%, 2014	990,000	1,002,375
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,030,000	993,950
VWR Funding, Inc., 10.25%, 2015 (p)	1,000,000	845,000

		$21,294,056

Metals & Mining – 2.3%
Arch Coal, Inc., 8.75%, 2016 (n)	$310,000	$310,000
Arch Western Finance LLC, 6.75%, 2013	1,655,000	1,580,525
FMG Finance Ltd., 10.625%, 2016 (n)	1,135,000	1,220,125
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	3,355,000	3,497,588
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015	265,000	256,080
International Steel Group, Inc., 6.5%, 2014	1,300,000	1,315,855
Ispat Inland ULC, 9.75%, 2014	1,200,000	1,250,706
Peabody Energy Corp., 5.875%, 2016	675,000	621,000
Peabody Energy Corp., 7.375%, 2016	1,245,000	1,245,000

		$11,296,879

Mortgage Backed – 6.6%
Fannie Mae, 3.81%, 2013	$318,371	$326,162
Fannie Mae, 4.1%, 2013	518,790	536,319
Fannie Mae, 4.19%, 2013	420,512	435,890
Fannie Mae, 4.845%, 2013	142,398	150,582
Fannie Mae, 4.582%, 2014	325,939	341,704
Fannie Mae, 4.6%, 2014	432,012	452,353
Fannie Mae, 4.609%, 2014	493,607	518,018
Fannie Mae, 4.77%, 2014	336,426	354,904
Fannie Mae, 4.56%, 2015	181,377	189,032
Fannie Mae, 4.665%, 2015	147,034	153,979
Fannie Mae, 4.7%, 2015	140,337	147,174
Fannie Mae, 4.74%, 2015	347,381	364,885
Fannie Mae, 4.78%, 2015	405,512	426,372
Fannie Mae, 4.815%, 2015	360,000	379,222
Fannie Mae, 4.87%, 2015	296,679	313,119
Fannie Mae, 4.89%, 2015	99,036	104,684
Fannie Mae, 4.921%, 2015	991,623	1,050,419
Fannie Mae, 6%, 2016 - 2037	4,517,708	4,786,798
Fannie Mae, 5.5%, 2019 - 2035	12,561,642	13,192,356
Fannie Mae, 4.88%, 2020	284,059	296,427
Fannie Mae, 6.5%, 2032 - 2033	1,065,553	1,150,026
Fannie Mae, 5%, 2034	3,481,774	3,592,551
Freddie Mac, 5%, 2024	57,648	58,847
Freddie Mac, 5.5%, 2034	2,975,552	3,117,646
Freddie Mac, 6%, 2034	743,691	789,431

		$33,228,900

Natural Gas - Distribution – 0.6%
AmeriGas Partners LP, 7.25%, 2015	$670,000	$646,550
AmeriGas Partners LP, 7.125%, 2016	925,000	885,688

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – continued
EQT Corp., 8.125%, 2019	$1,000,000	$1,123,410
Inergy LP, 6.875%, 2014	585,000	546,975

		$3,202,623

Natural Gas - Pipeline – 1.8%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,500,000	$1,230,000
Atlas Pipeline Partners LP, 8.75%, 2018	250,000	203,750
CenterPoint Energy, Inc., 7.875%, 2013	960,000	1,078,734
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	1,890,000	1,931,344
El Paso Corp., 8.25%, 2016	675,000	681,750
El Paso Corp., 7.25%, 2018	595,000	563,601
El Paso Corp., 7.75%, 2032	201,000	178,982
MarkWest Energy Partners LP, 6.875%, 2014 (n)	720,000	655,200
MarkWest Energy Partners LP, 8.75%, 2018	165,000	156,750
Spectra Energy Capital LLC, 8%, 2019	810,000	934,448
Williams Partners LP, 7.25%, 2017	1,355,000	1,328,292

		$8,942,851

Network & Telecom – 2.7%
AT&T, Inc., 6.55%, 2039	$170,000	$185,494
Cincinnati Bell, Inc., 8.375%, 2014	1,000,000	970,000
Citizens Communications Co., 9.25%, 2011	740,000	778,850
Citizens Communications Co., 9%, 2031	405,000	373,106
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	1,177,000	1,194,655
Qwest Communications International, Inc., 7.25%, 2011	2,075,000	2,043,875
Qwest Corp., 7.875%, 2011	1,020,000	1,040,400
Qwest Corp., 8.875%, 2012	980,000	1,009,400
Qwest Corp., 8.375%, 2016 (n)	278,000	280,780
Telemar Norte Leste S.A., 9.5%, 2019 (n)	1,578,000	1,852,177
TELUS Corp., 8%, 2011	779,000	847,864
Verizon New York, Inc., 6.875%, 2012	1,525,000	1,661,535
Windstream Corp., 8.625%, 2016	1,135,000	1,139,256

		$13,377,392

Other Banks & Diversified Financials – 1.5%
Bosphorus Financial Services Ltd., FRN, 2.683%, 2012 (z)	$937,500	$822,405
Capital One Financial Corp., 8.8%, 2019	320,000	342,844
Capital One Financial Corp., 10.25%, 2039	1,000,000	1,016,820
Groupe BPCE S.A., 12.5%, 2049 (z)	1,974,000	2,191,140
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	655,000	563,300
Svenska Handelsbanken AB, 4.875%, 2014 (n)	1,000,000	1,046,880
Woori America Bank, 7%, 2015 (n)	292,000	308,617
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	1,490,000	1,418,911

		$7,710,917

Pharmaceuticals – 0.2%
Roche Holdings, Inc., 6%, 2019 (n)	$1,000,000	$1,106,719
Watson Pharmaceuticals, Inc., 6.125%, 2019	120,000	123,374

		$1,230,093

Pollution Control – 0.2%
Allied Waste North America, Inc., 7.125%, 2016	$75,000	$78,000
Allied Waste North America, Inc., 6.875%, 2017	870,000	906,975

		$984,975

Precious Metals & Minerals – 0.5%
Alrosa Finance S.A., 8.875%, 2014	$400,000	$391,000
Teck Resources Ltd., 9.75%, 2014	450,000	486,000
Teck Resources Ltd., 10.75%, 2019	1,480,000	1,685,350

		$2,562,350

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – 0.5%
American Media Operations, Inc., 9%, 2013 (p)(z)	$10,399	$5,558
American Media Operations, Inc., 14%, 2013 (p)(z)	108,581	56,197
Dex Media West LLC, 9.875%, 2013 (d)	1,855,000	389,550
Idearc, Inc., 8%, 2016 (d)	568,000	43,310
Nielsen Finance LLC, 10%, 2014	1,605,000	1,516,725
Nielsen Finance LLC, 11.5%, 2016	545,000	542,275

		$2,553,615

Railroad & Shipping – 0.1%
Kansas City Southern Railway, 8%, 2015	$565,000	$559,350

Real Estate – 0.3%
CB Richard Ellis Group, Inc., 11.625%, 2017 (n)	$220,000	$228,800
HRPT Properties Trust, REIT, 6.25%, 2016	853,000	738,337
Simon Property Group, Inc., REIT, 5.875%, 2017	756,000	764,910

		$1,732,047

Retailers – 1.5%
Couche-Tard, Inc., 7.5%, 2013	$350,000	$350,000
Dollar General Corp., 11.875%, 2017 (p)	380,000	426,550
General Nutrition Centers, Inc., FRN, 6.403%, 2014 (p)	740,000	645,650
Home Depot, Inc., 5.875%, 2036	509,000	489,893
Limited Brands, Inc., 5.25%, 2014	635,000	574,100
Macy’s Retail Holdings, Inc., 5.35%, 2012	295,000	280,250
Macy’s Retail Holdings, Inc., 5.75%, 2014	680,000	615,246
Neiman Marcus Group, Inc., 10.375%, 2015	1,315,000	979,675
Rite Aid Corp., 9.75%, 2016 (n)	535,000	565,763
Rite Aid Corp., 7.5%, 2017	355,000	296,425
Sally Beauty Holdings, Inc., 10.5%, 2016	1,270,000	1,317,625
Toys “R” Us, Inc., 10.75%, 2017 (n)	1,040,000	1,055,600

		$7,596,777

Specialty Chemicals – 0.3%
Ashland, Inc., 9.125%, 2017 (n)	$1,175,000	$1,233,750

Specialty Stores – 0.1%
GSC Holdings Corp., 8%, 2012	$220,000	$222,750
Payless ShoeSource, Inc., 8.25%, 2013	170,000	165,750

		$388,500

Supermarkets – 0.5%
Delhaize America, Inc., 9%, 2031	$980,000	$1,264,966
SUPERVALU, Inc., 8%, 2016	1,305,000	1,283,794

		$2,548,760

Supranational – 0.9%
Central American Bank, 4.875%, 2012 (n)	$1,426,000	$1,460,321
European Investment Bank, 5.125%, 2017	2,593,000	2,848,589

		$4,308,910

Telecommunications - Wireless – 1.9%
AT&T Wireless Services, Inc., 8.75%, 2031	$900,000	$1,196,199
Cingular Wireless LLC, 6.5%, 2011	1,020,000	1,119,987
Cricket Communications, Inc., 7.75%, 2016 (n)	560,000	543,200
Crown Castle International Corp., 9%, 2015	975,000	1,014,000
Crown Castle International Corp., 7.75%, 2017 (n)	715,000	722,150
MetroPCS Wireless, Inc., 9.25%, 2014	590,000	578,938
Nextel Communications, Inc., 6.875%, 2013	1,340,000	1,199,300
NII Holdings, Inc., 10%, 2016 (z)	250,000	247,500
SBA Communications Corp., 8%, 2016 (n)	260,000	259,350
SBA Communications Corp., 8.25%, 2019 (n)	220,000	221,100

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Sprint Nextel Corp., 8.375%, 2012	$1,290,000	$1,291,613
Sprint Nextel Corp., 8.375%, 2017	360,000	342,900
Sprint Nextel Corp., 8.75%, 2032	380,000	315,400
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	408,000	438,600

		$9,490,237

Telephone Services – 0.1%
Frontier Communications Corp., 8.25%, 2014	$685,000	$679,862

Tobacco – 0.5%
Alliance One International, Inc., 10%, 2016 (n)	$535,000	$528,313
Alliance One International, Inc., 10%, 2016 (z)	225,000	222,187
Reynolds American, Inc., 6.75%, 2017	1,790,000	1,823,906

		$2,574,406

Transportation – 0.0%
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)	$233,190	$171,978

Transportation - Services – 0.6%
Commercial Barge Line Co., 12.5%, 2017 (n)	$525,000	$517,125
Erac USA Finance Co., 6.375%, 2017 (n)	1,000,000	979,001
Hertz Corp., 8.875%, 2014	920,000	880,900
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	370,000	369,538

		$2,746,564

U.S. Government Agencies and Equivalents – 0.7%
Freddie Mac, 5.5%, 2017	$3,060,000	$3,440,658

U.S. Treasury Obligations – 3.8%
U.S. Treasury Bonds, 10.625%, 2015	$2,010,000	$2,882,937
U.S. Treasury Bonds, 7.5%, 2016	3,450,000	4,423,276
U.S. Treasury Bonds, 6.25%, 2023 (f)	1,800,000	2,227,500
U.S. Treasury Bonds, 5.375%, 2031	286,200	334,809
U.S. Treasury Bonds, 4.5%, 2036	95,000	99,958
U.S. Treasury Bonds, 4.75%, 2037	2,986,200	3,263,824
U.S. Treasury Notes, 9.875%, 2015	3,015,000	4,230,657
U.S. Treasury Notes, 6.375%, 2027	1,410,000	1,811,630

		$19,274,591

Utilities - Electric Power – 5.0%
AES Corp., 8%, 2017	$1,780,000	$1,704,350
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	370,000	401,141
Bruce Mansfield Unit, 6.85%, 2034	1,547,152	1,494,602
Calpine Corp., 8%, 2016 (n)	1,050,000	1,044,750
CenterPoint Energy, Inc., 6.5%, 2018	400,000	393,449
Dynegy Holdings, Inc., 7.5%, 2015	1,335,000	1,081,350
Dynegy Holdings, Inc., 7.75%, 2019	635,000	450,850
Edison Mission Energy, 7%, 2017	1,225,000	935,594
EDP Finance B.V., 6%, 2018 (n)	798,000	860,688
ELETROBRAS S.A., 6.875%, 2019 (z)	135,000	142,425
Enersis S.A., 7.375%, 2014	509,000	561,093
Exelon Generation Co. LLC, 6.95%, 2011	1,492,000	1,600,783
FirstEnergy Corp., 6.8%, 2039 (z)	1,190,000	1,215,501
HQI Transelec Chile S.A., 7.875%, 2011	563,000	592,627
ISA Capital do Brasil S.A., 7.875%, 2012	922,000	963,490
ISA Capital do Brasil S.A., 7.875%, 2012 (n)	149,000	155,705
Mirant Americas Generation LLC, 8.3%, 2011	100,000	100,500
Mirant North America LLC, 7.375%, 2013	1,940,000	1,862,400
NiSource Finance Corp., 7.875%, 2010	687,000	722,508
NorthWestern Corp., 5.875%, 2014	861,000	905,215

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
NRG Energy, Inc., 7.375%, 2016	$2,580,000	$2,467,125
RRI Energy, Inc., 7.875%, 2017	971,000	861,762
System Energy Resources, Inc., 5.129%, 2014 (z)	1,495,872	1,474,511
Texas Competitive Electric Holdings LLC, 10.25%, 2015	4,285,000	2,838,812

		$24,831,231

Total Bonds		$501,339,883

Floating Rate Loans (g)(r) – 2.2%
Aerospace – 0.3%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 2.59%, 2014	$106,805	$79,615
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.37%, 2014	1,938,085	1,444,682

		$1,524,297

Automotive – 0.3%
Accuride Corp., Term Loan, 3%, 2012	$90,346	$83,232
Allison Transmission, Inc., Term Loan B, 3.03%, 2014	244,928	209,107
Federal-Mogul Corp., Term Loan B, 2.21%, 2014	330,238	250,155
Ford Motor Co., Term Loan B, 3.49%, 2013	547,542	474,445
Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.02%, 2014	480,501	443,262

		$1,460,201

Broadcasting – 0.0%
Gray Television, Inc., Term Loan, 3.78%, 2014	$90,048	$64,947
Local TV LLC, Term Loan B, 2013 (o)	48,762	33,321

		$98,268

Building – 0.0%
Building Materials Holding Corp., Term Loan, 3.06%, 2014	$103,998	$94,898

Business Services – 0.2%
First Data Corp., Term Loan B-1, 3.01%, 2014	$1,418,030	$1,181,396

Cable TV – 0.2%
Charter Communications Operating LLC, Term Loan, 6.25%, 2014	$919,938	$853,817

Electronics – 0.0%
Freescale Semiconductor, Inc., Term Loan B, 2.03%, 2013	$285,057	$212,724

Gaming & Lodging – 0.2%
MGM Mirage, Term Loan, 2011 (o)	$1,071,418	$907,491

Retailers – 0.1%
Toys “R” Us, Inc., Term Loan B, 4.51%, 2012	$238,621	$227,457

Specialty Chemicals – 0.2%
LyondellBasell, DIP Term Loan, 9.16%, 2009 (q)	$249,041	$257,913
LyondellBasell, DIP Term Loan B-3, 5.8%, 2009	248,796	229,721
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.76%, 2013	15,855	7,663
LyondellBasell, Dutch Tranche Term Loan, 3.76%, 2013	36,829	17,801
LyondellBasell, German Tranche Term Loan B-1, 4.01%, 2014	45,517	22,000
LyondellBasell, German Tranche Term Loan B-2, 4.01%, 2014	45,517	22,000
LyondellBasell, German Tranche Term Loan B-3, 4.01%, 2014	45,517	22,000
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.76%, 2013	59,455	28,736
LyondellBasell, U.S. Tranche Term Loan, 3.76%, 2013	113,278	54,751
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014	197,512	95,463
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014	197,512	95,463
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014	197,512	95,463

		$948,974

Specialty Stores – 0.2%
Michaels Stores, Inc., Term Loan B, 2.56%, 2013	$822,150	$725,291

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Utilities - Electric Power – 0.5%
Calpine Corp., Term Loan, 3.47%, 2014	$1,000,969	$918,545
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.76%, 2014	2,362,153	1,787,644

		$2,706,189

Total Floating Rate Loans		$10,941,003

Common Stocks – 0.0%
Printing & Publishing – 0.0%
American Media, Inc. (a)	1,991	$2,667
Golden Books Family Entertainment, Inc. (a)	3,683	0

Total Common Stocks		$2,667

Preferred Stocks – 0.0%
Financial Institutions – 0.0%
Preferred Blocker, Inc., 7% (z)	425	$197,718

Money Market Funds (v) – 5.6%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	28,082,177	$28,082,177

Total Investments		$540,563,448

Other Assets, Less Liabilities – (7.7)%		(38,878,323)

Net Assets – 100.0%		$501,685,125

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $92,830,000, representing 18.5% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(t)	Interest received was less than stated coupon rate.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Alliance One International, Inc., 10%, 2016	8/12/09	$219,384	$222,187
American Casino & Entertainment, 11%, 2014	8/11/09	332,481	333,000
American Media Operations, Inc., 9%, 2013	1/29/09 - 4/15/09	6,705	5,558
American Media Operations, Inc., 14%, 2013	1/29/09 - 4/15/09	59,271	56,197
Anheuser-Busch Companies, Inc., 6.875%, 2019	5/11/09	1,295,112	1,454,155
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.085%, 2040	3/01/06	1,160,000	483,836
Bosphorus Financial Services Ltd., FRN, 2.683%, 2012	3/08/05	937,500	822,405
CCL Finance Ltd., 9.5%, 2014	8/04/09	1,718,538	1,778,810
Cellu Tissue Holdings, Inc., 11.5%, 2014	5/19/09	743,066	804,650
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	1,969,453	1,955,511
ELETROBRAS S.A., 6.875%, 2019	7/23/09	133,801	142,425
Ecopetrol S.A., 7.625%, 2019	7/16/09	591,873	633,382

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
FirstEnergy Corp., 6.8%, 2039	8/04/09	$1,185,894	$1,215,501
Groupe BPCE S.A., 12.5%, 2049	7/31/09	2,164,633	2,191,140
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 6/01/09	820,969	234,675
Majapahit Holding B.V., 8%, 2019	8/03/09 - 8/06/09	493,904	497,510
Mediacom LLC, 9.125%, 2019	8/11/09	185,487	188,100
NII Holdings, Inc., 10%, 2016	8/13/09	243,943	247,500
News America, Inc., 6.9%, 2039	8/20/09	204,594	215,747
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	2,510,000	2,429,050
Penn National Gaming, Inc., 8.75%, 2019	8/10/09	140,000	138,950
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019	8/11/09	263,917	288,942
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	327,250	197,718
Spirit Master Funding LLC, 5.05%, 2023	7/15/05	1,614,125	986,112
System Energy Resources, Inc., 5.129%, 2014	4/16/04	1,495,872	1,474,511

Total Restricted Securities			$18,997,572
% of Net Assets			3.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Charter Income Trust

Supplemental Information (Unaudited) 8/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of August 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

MFS Charter Income Trust

Supplemental Information (Unaudited) 8/31/09 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of August 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$197,718	$2,667	$200,385
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	22,715,249	—	22,715,249
Non-U.S. Sovereign Debt	—	126,072,827	—	126,072,827
Corporate Bonds	—	243,920,463	—	243,920,463
Residential Mortgage-Backed Securities	—	36,717,347	—	36,717,347
Commercial Mortgage-Backed Securities	—	30,499,186	—	30,499,186
Asset-Backed Securities (including CDOs)	—	633,836	—	633,836
Foreign Bonds	—	38,849,631	—	38,849,631
Floating Rate Loans	—	10,941,003	—	10,941,003
Other Fixed Income Securities	—	1,931,344	—	1,931,344
Mutual Funds	28,082,177	—	—	28,082,177

Total Investments	$28,082,177	$512,478,604	$2,667	$540,563,448

Other Financial Instruments
Futures	$4,058	$—	$—	$4,058
Swaps	—	4,323	—	4,323
Forward Currency Contracts	—	(816,477)	—	(816,477)

For further information regarding security characteristics, see the Portfolio of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/08	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation	(1,594)
Net purchases (sales)	4,261
Transfers in and/or out of Level 3	—

Balance as of 8/31/09	$2,667

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$536,092,271

Gross unrealized appreciation	$27,797,820
Gross unrealized depreciation	(23,326,643)

Net unrealized appreciation (depreciation)	$4,471,177

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Charter Income Trust

Supplemental Information (Unaudited) 8/31/09 - continued

(3) Derivative Contracts at 8/31/09

Forward Foreign Currency Exchange Contracts at 8/31/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	UBS AG	1,481,284	10/27/09	$1,235,895	$1,246,536	$10,641
SELL	CAD	UBS AG	1,809,831	10/13/09	1,663,946	1,653,333	10,613
BUY	EUR	UBS AG	378,725	9/17/09	538,971	542,949	3,978
BUY	INR	Deutsche Bank AG	55,054,935	9/22/09	1,123,799	1,126,182	2,383
BUY	JPY	UBS AG	404,692,015	10/15/09	4,303,952	4,350,477	46,525
SELL	JPY	JPMorgan Chase Bank	2,040,989,486	10/15/09	22,099,393	21,940,828	158,565
BUY	SEK	UBS AG	6,494,135	10/28/09	910,104	912,511	2,407
BUY	TRY	HSBC Bank	1,811,597	9/28/09	1,195,458	1,200,556	5,098

							$240,210

Liability Derivatives
BUY	BRL	HSBC Bank	2,439,832	9/08/09	$1,327,785	$1,293,155	$(34,630)
SELL	CHF	Credit Suisse Group	1,288,224	10/15/09	1,205,074	1,217,026	(11,952)
SELL	CHF	HSBC Bank	1,301,746	10/15/09	1,216,000	1,229,801	(13,801)
SELL	EUR	Barclays Bank PLC	1,113,306	9/17/09	1,574,000	1,596,062	(22,062)
SELL	EUR	Deutsche Bank AG	178,000	9/17/09	251,078	255,185	(4,107)
SELL	EUR	JPMorgan Chase Bank	310,840	9/17/09-10/15/09	436,960	445,628	(8,668)
SELL	EUR	Merrill Lynch International Bank	404,294	9/17/09	572,836	579,606	(6,770)
SELL	EUR	UBS AG	30,610,061	9/17/09	43,131,412	43,883,326	(751,914)
SELL	GBP	Barclays Bank PLC	1,020,056	10/15/09	1,652,695	1,660,471	(7,776)
SELL	GBP	Deutsche Bank AG	1,020,056	10/15/09	1,653,185	1,660,471	(7,286)
BUY	IDR	JPMorgan Chase Bank	12,066,614,146	9/08/09	1,215,168	1,195,721	(19,447)
SELL	JPY	HSBC Bank	390,391,304	10/15/09	4,091,802	4,196,743	(104,941)
SELL	ZAR	Deutsche Bank AG	9,910,137	9/21/09	1,205,906	1,269,239	(63,333)

							$(1,056,687)

Futures Contracts Outstanding at 8/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	28	$3,353,000	Dec-09	$4,058

Swap Agreements at 8/31/09

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
6/20/13	USD	1,120,000	Morgan Stanley Capital Services, Inc.	(1)	1.48% (fixed rate)	$4,323

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhauser Co., 7.125%, 7/15/23.

At August 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS Charter Income Trust

Supplemental Information (Unaudited) 8/31/09 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	144,898,633	(116,816,456)	28,082,177

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$28,889	$28,082,177

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of August 31, 2009, are as follows:

United States	67.5%
Japan	4.6%
Italy	2.5%
United Kingdom	2.1%
Qatar	1.9%
France	1.8%
Germany	1.8%
Canada	1.8%
Brazil	1.7%
Other Countries	14.3%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: October 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: October 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2009

*	Print name and title of each signing officer under his or her signature.